Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of property and equipment net
	December 31, 2022	December 31, 2021
Property and equipment
Buildings and improvements	$1,097,647	$1,188,006
Computer and office equipment	117,390	446,033
Revenue equipment – trucking	9,833,295	16,107,826
Revenue equipment – car-hailing and driver management services	16,732,808	9,980,931
Subtotal	27,781,140	27,722,796
Less: accumulated depreciation	(18,707,442)	(15,498,214)
Property and equipment, net	$9,073,698	$12,224,582